Earnings (Loss) Per Common Share - Summary of Earnings (Loss) Per Common Share Computation (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended								12 Months Ended
		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Earnings Per Share [Abstract]
Net income (loss)										$ 10,220		$ (29,808)		$ (9,943)
Net income (loss) available to common shareholders		$ 1,452	$ 3,164	$ 2,828	$ 2,776	$ (2,829)	$ (825)	$ (24,248)	$ (1,906)	$ 10,220		$ (29,808)		$ (9,943)
Average common shares outstanding	[1]									18,648,339		17,830,018		17,283,162
Net effect of dilutive stock options										61,820
Dilutive common shares outstanding	[1]									18,710,159		17,830,018		17,283,162
Earnings (loss) per share – basic		$ 0.08	$ 0.17	$ 0.15	$ 0.15	$ (0.15)	$ (0.05)	$ (1.39)	$ (0.11)	$ 0.55	[1],[2]	$ (1.67)	[1],[2]	$ (0.58)	[1],[2]
Earnings (loss) per share – diluted		$ 0.08	$ 0.17	$ 0.15	$ 0.15	$ (0.15)	$ (0.05)	$ (1.39)	$ (0.11)	$ 0.55	[1],[2]	$ (1.67)	[1],[2]	$ (0.58)	[1],[2]

[1]	The 2013 period was retroactively adjusted for the impact of the 1-for-5 reverse stock split completed on August 11, 2014
[2]	The 2013 period data is retroactively adjusted for the impact of a 1-for-5 reverse stock split on August 11, 2014.